UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

VegTech Plant-based Innovation & Climate ETF
(EATV)
Semi-Annual Report
April 30, 2024

VegTech Plant-based Innovation & Climate ETF

Dear Shareholder,

On behalf of VegTech™ Invest, we want to express our appreciation for the confidence you have placed in the VegTech™ Plant-based Innovation & Climate ETF (“EATV”). EATV is an actively managed exchange-traded fund that invests in sustainable solutions in the food and materials sectors. This involves investing across the entire food and materials supply chain, starting with agriculture technology and proceeding through food, nutrition, bio-tech, flavor and texture, ingredient and consumer goods companies. These types of companies focus on enhancing the sustainability and efficiency of the food and materials supply system. The Fund was certified by Ethos ESG to be Carbon Neutral without buying credits.

For the period starting November 1, 2023 and ending April 30, 2024 (the “reporting period”), the Fund achieved a 13.95% return at market compared to the broad-based S&P 500® Index which returned 20.98%. During the reporting period, the highest returns were from Oatly Group and Village Farms International, which returned 136.9% and 112.5%, respectively. We believe Oatly’s performance was due to its track record of having strong revenue growth and its strategic partnership with a beverage production facility in early 2023 that reduced capital expenditures and showed a path to profitability in 2024. Village Farms continued to grow its fresh produce segment, providing a stable foundation while diversifying into high profit margin specialized segments. The worst performers included Zevia and Ginkgo Bioworks, which returned -39.69% and -34.96%, respectively. Zevia experienced strong competition in the beverage market which has led to downward revisions and sales and profit estimates. Nevertheless, the company has established itself as a leading brand in the “healthier for you” category. Ginkgo Bioworks experienced a significant decline in revenue largely because its biosecurity and COVID testing businesses were less needed. Still, the company has a robust platform for cell programming to create and manufacture novel flavors and ingredients, has established many valuable partnerships, and maintained a large cash position on its balance sheet.

As of 4/30/2024

			Average Annualized
			Since Inception
	Reporting Period	1 Year	12/28/21
EATV, at market	13.95%	-3.80%	-16.14%
EATV, at NAV	13.94%	-3.77%	-16.24%
S&P 500 Index	20.98%	22.66%	3.84%

The Fund’s total annual gross operating expense ratio is 0.76%.

Current performance may be lower or higher than quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at https://eatv.vegtechinvest.com/

Sincerely,

Sasha Goodman, President and Portfolio Manager
Elysabeth Alfano, Chief Executive Officer
VegTech LLC, Investment Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns.

ETF investing involves risk. Principal loss is possible.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ESG investing is defined as utilizing environmental, social, and governance (ESG) criteria as a set of standards for a company’s operations that socially conscious investors use to screen potential investments. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

VegTech Plant-based Innovation & Climate ETF

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.

Stocks of companies with small and mid-market capitalizations involve a higher degree of risk than investments in the broad-based equities market.

The Fund is non-diversified and may hold large positions in a small number of securities. A price change in any one of those securities may have a greater impact on the fund’s share price than if it were diversified.

The Fund is newly organized and has a limited operating history to judge.

You cannot invest directly in an index.

Ethos performs an independent analysis of a fund’s carbon footprint and carbon credits (offsets) to verify whether the Fund is carbon neutral during a specified period. The period is typically quarterly based on the previous quarter. The carbon footprint consists of verified Scope 1, Scope 2, and (where possible) Scope 3 emissions of every holding of the Fund. Ethos defines the carbon footprint of a fund as the total tons of Scope 1, Scope 2, and (where possible) Scope 3 CO2 emissions of its holdings multiplied by the Fund’s percentage ownership of those holdings. Percentage ownership is based on the market value of the Fund’s shares divided by the total market value of the holdings, averaging over the course of the specified period. Scope 3 emissions are included based on an assessment of the quality of reported Scope 3 data. Limitations of Scope 3 data include lack of standardized reporting methodology by companies; low coverage of companies reporting Scope 3 emissions; and likely overlap of Scope 3 emissions across company value chains. Ethos discloses in each certification whether Scope 3 emissions are used. As part of the Carbon Neutral Certification, Ethos requires funds to submit proof of purchase of carbon credits from a list of approved providers of carbon credits (if the fund wishes to use carbon credits as part of the carbon neutral analysis). When Scope 1, Scope 2, and Scope 3 emissions information is not available the following modeling formula used is: Expected emissions = peer-average carbon intensity (CO2 per $M revenue) * $M revenue. EthosESG audits this estimation and will address discrepancies should they arise. Emissions data is limited by the voluntary disclosure by individual companies and is not independently audited. VegTech™ Invest and EthosESG make every effort to ensure data is accurate but cannot guarantee absolute carbon neutrality. Quasar is a subsidiary of the group of companies doing business as ACA Group and is an affiliate of Ethos ESG. Neither Quasar, nor any of its directors, officers, or staff, are involved in Ethos ESG’s certification process or pay for accreditation, nor does Ethos ESG consider affiliation as part of its certification analysis.

The Fund is distributed by Quasar Distributors, LLC.

VegTech Plant-based Innovation & Climate ETF

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2024 (Unaudited)

Percentages represent market value as a percentage of total investments.

VegTech Plant-based Innovation & Climate ETF

EXPENSE EXAMPLE at April 30, 2024 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/23	4/30/24	11/1/23 – 4/30/24
VegTech Plant-based Innovation & Climate ETF
Actual	$1,000.00	$1,139.40	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

(1)
Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense. The ending account values in the table are based on the actual total returns of the shares of the Fund.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

COMMON STOCKS – 96.2%	Shares	Value
Advanced Materials/Products – 0.3%
Ultrafabrics Holdings Co. Ltd.	2,300	$17,719

Agricultural Chemicals – 0.1%
Desert Control AS(a)	12,535	6,940

Agricultural Operations – 9.2%
Dole PLC	14,191	172,704
Fresh Del Monte Produce, Inc.	4,738	121,151
Limoneira Co.	5,129	101,452
Village Farms International, Inc.(a)	73,830	112,960
		508,267

Athletic Footwear – 3.1%
On Holding AG – Class A(a)	5,520	175,260

Auto-Cars/Light Trucks – 0.2%
Tesla, Inc.(a)	46	8,431

Beverages-Non-alcoholic – 13.9%
Celsius Holdings, Inc.(a)	6,210	442,587
Monster Beverage Corp.(a)	4,048	216,365
Oatly Group AB – ADR(a)	31,694	36,448
Vita Coco Co., Inc.(a)	2,254	54,637
Vitasoy International Holdings Ltd.	46,000	34,517
		784,554

Beverages-Wine/Spirits – 0.6%
MGP Ingredients, Inc.	460	36,082

Brewery – 4.4%
Anheuser-Busch InBev SA/NV – ADR	1,357	80,959
Molson Coors Beverage Co. – Class B	2,921	167,256
		248,215

Chemicals-Fibers – 0.1%
Lenzing AG(a)	161	5,215

Chemicals-Specialty – 17.6%
Givaudan SA	46	197,460
International Flavors & Fragrances, Inc.	2,024	171,332
Novonesis (Novozymes) B – Class B	6,624	368,311
Sensient Technologies Corp.	3,266	239,137
		976,240

Cosmetics & Toiletries – 8.0%
e.l.f. Beauty, Inc.(a)	2,760	448,583

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited), Continued

	Shares	Value
Food-Misc./Diversified – 18.8%
Beyond Meat, Inc.(a)	6,693	$45,379
Corbion NV	6,693	146,713
Ingredion, Inc.	3,427	392,699
Lamb Weston Holdings, Inc.	1,840	153,346
SunOpta, Inc.(a)	39,606	259,419
Tate & Lyle PLC	7,291	60,038
		1,057,594

Food-Wholesale/Distribution – 4.7%
Mission Produce, Inc.(a)	23,115	262,355

Footwear & Related Apparel – 5.7%
Crocs, Inc.(a)	2,599	323,238

Investment Companies – 0.3%
Agronomics Ltd.(a)	174,363	18,519

Machinery-Farm – 8.9%
CNH Industrial NV	21,114	240,700
Kubota Corp.	16,100	259,852
		500,552

Medical Labs & Testing Services – 0.1%
Ginkgo Bioworks Holdings, Inc. – Class A(a)	8,372	7,460

Retail-Vitamins/Nutritional Supplements – 0.2%
Else Nutrition Holdings, Inc.(a)	69,000	12,781
TOTAL COMMON STOCKS (Cost $4,586,682)		5,398,005

EXCHANGE-TRADED FUNDS – 1.6%
WisdomTree Floating Rate Treasury Fund	1,771	89,152
TOTAL EXCHANGE-TRADED FUNDS (Cost $89,073)		89,152

SHORT-TERM INVESTMENTS – 2.2%
Money Market Funds – 2.2%
First American Government Obligations Fund – Class X, 5.23%(b)	123,368	123,368
TOTAL SHORT-TERM INVESTMENTS (Cost $123,368)		123,368
TOTAL INVESTMENTS – 100.0% (Cost $4,799,123)		5,610,525
Other Assets in Excess of Liabilities – 0.0%(c)		626
TOTAL NET ASSETS – 100.0%		$5,611,151

Percentages are stated as a percent of net assets.
AB – Aktiebolag
ADR – American Depositary Receipt
AG – Aktiengesellschaft
AS – Aksjeselskap
NV – Naamloze Vennootschap
PLC – Public Limited Company
SA – Sociedad Anónima
SA/NV – Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited), Continued

Country Allocation of Portfolio Holdings as of April 30, 2024 (Unaudited)
Country	Percentage of Net Assets
United States	58.5%
Netherlands	6.9%
Canada	6.9%
Switzerland	6.6%
Denmark	6.6%
Japan	4.9%
Ireland	3.2%
Cayman Islands	2.2%
Belgium	1.4%
United Kingdom	1.1%
Sweden	0.6%
Hong Kong	0.6%
Isle of Man	0.3%
Norway	0.1%
Austria	0.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0	%(a)
Total Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited)

ASSETS
Investments, at value (cost $4,799,123)	$5,610,525
Receivables:
Dividends and interest	4,091
Total assets	5,614,616

LIABILITIES
Payables:
Due to Custodian (cost $95)	117
Management fees	3,348
Total liabilities	3,465

NET ASSETS	$5,611,151

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,611,151
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	345,000
Net asset value per share	$16.26

COMPONENTS OF NET ASSETS
Paid-in capital	$7,138,826
Total accumulated deficit	(1,527,675)
Net assets	$5,611,151

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $1,470)	$33,820
Interest	2,306
Total income	36,126
Expenses
Management fees	20,451
Total expenses	20,451
Net investment income	15,675

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on transactions from:
Investments	(111,679)
Foreign currency	(2,191)
Net change in unrealized appreciation/(depreciation) on:
Investments	767,183
Foreign currency	(53)
Net realized and unrealized gain on investments and foreign currency	653,260
Net increase in net assets resulting from operations	$668,935

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$15,675	$57,886
Net realized gain/(loss) on transactions from:
Investments	(111,679)	(694,151)
Foreign currency	(2,191)	(5,119)
Distribution from regulated investment company	—	7
Net change in unrealized appreciation/(depreciation) on:
Investments	767,183	234,789
Foreign currency	(53)	88
Net increase/(decrease) in net assets
resulting from operations	668,935	(406,500)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(47,676)	(8,585)
Total dividends and distributions	(47,676)	(8,585)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	239,382	494,446
Total increase in net assets	860,641	79,361

NET ASSETS
Beginning of period	4,750,510	4,671,149
End of period	$5,611,151	$4,750,510

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,000	$239,308	30,000	$494,214
Transaction fees (See Note 1)	—	74	—	232
Net increase	15,000	$239,382	30,000	$494,446

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

				For the Period
	Six Months Ended			December 28, 2021*
	April 30, 2024		Year Ended	through
	(Unaudited)		October 31, 2023	October 31, 2022
Net asset value, beginning of period	$14.40		$15.57	$24.86

Income from investment operations:
Net investment income/(loss)	0.16		0.18	(0.00	)(3)
Net realized and unrealized gain/(loss) on investments	1.84		(1.32)	(9.29)
Total from investment operations	2.00		(1.14)	(9.29)

Less distributions:
From net investment income	(0.14)		(0.03)	—
Total distributions	(0.14)		(0.03)	—

Net asset value, end of period	$16.26		$14.40	$15.57

Total return, at NAV	13.94	%(2)	-7.38%	-37.37	%(2)
Total return, at Market	13.95	%(2)	-7.21%	-37.33	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,611		$4,751	$4,671
Ratio of expenses to average net assets	0.75	%(1)	0.75%	0.75	%(1)
Ratio of net investment income/(loss)
to average net assets	0.57	%(1)	1.14%	(0.02	)%(1)
Portfolio turnover rate(4)	63.36	%(2)	229.75%	133.36	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior fiscal years are open for examination. Management has reviewed the open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited), Continued

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Use of Estimates: The preparation of financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investment Valuation: The Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited), Continued

traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, VegTech LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,398,005	$—	$—	$5,398,005
Exchange-Traded Funds	89,152	—	—	89,152
Money Market Funds	123,368	—	—	123,368
Total Investments	$5,610,525	$—	$—	$5,610,525

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

VegTech LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,603,358 and $3,420,717, respectively.

For the six months ended April 30, 2024, the in-kind transactions associated with creations and redemptions were $205,125 and $0, respectively. There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2024.

During the six months ended April 30, 2024, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations.

NOTE 6 – INCOME TAXES INFORMATION

The tax character of distributions paid during the six months ended April 30, 2024 and year ended October 31, 2023 were as follows:

	April 30, 2024	October 31, 2023
Ordinary income	$47,676	$8,585

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited), Continued

As of October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$4,873,506
Gross unrealized appreciation	599,087
Gross unrealized depreciation	(722,440)
Net unrealized depreciation (a)	(123,353)
Net unrealized appreciation on foreign currency	32
Undistributed ordinary income	38,816
Undistributed long-term capital gain	—
Total distributable earnings	38,816
Other accumulated gain/(loss)	(2,064,429)
Total accumulated gain/(loss)	$(2,148,934)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.

At October 31, 2023, the Fund had $1,704,741 in short-term capital loss carryforwards and $359,688 in long-term capital loss carryforwards which can be carried forward indefinitely.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Climate Change and VegTech™ Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech™ and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024 (Unaudited), Continued

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

NOTE 8 – TRUSTEE AND OFFICER CHANGES

Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.

VegTech Plant-based Innovation & Climate ETF

NOTICE TO SHAREHOLDERS at April 30, 2024 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at eatv.vegtechinvest.com.

VegTech Plant-based Innovation & Climate ETF

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

VegTech Plant-based Innovation & Climate ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the VegTech Plant-based Innovation & Climate ETF (the “Fund”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and VegTech LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, valuation procedures, business continuity plans, and risk management processes. The Board further considered the prior relationship between the Adviser, the Sub-Adviser and the Trust, as well as the Board’s knowledge of the Adviser and the Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2023, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund outperformed the average of the Morningstar peer group for the one-year period and underperformed the average of its Cohort for the one-year period, all periods ended June 30, 2023. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-year period ended June 30, 2023.

VegTech Plant-based Innovation & Climate ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the Morningstar peer funds, the Cohort, and the Adviser’s similarly managed separate accounts, if any, for other types of clients as well as the unitary management fee structure for the Fund. The Board noted that the Adviser does not manage any other accounts in a similar strategy.

The Board noted that the Fund employed a unitary fee structure of 0.75%, whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses, such as litigation and indemnification expenses and shareholder proxy). In comparison to the Cohort, the Board considered that the Fund’s contractual management fee and net expense ratio was below the median and above the average of its Cohort. The Board noted that the Fund’s net expense ratio was below the Morningstar peer group average. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund was still relatively new, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM ITS RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Fund. The Board considered the profitability to the Adviser and Sub-Adviser from their relationship with the Fund and considered any additional material benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund. After such review, the Board determined that the profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Fund would be in the best interests of the Fund and its shareholders.

Investment Adviser
VegTech, LLC
1842 Purdue Avenue, Suite 103
Los Angeles, California 90025

Investment Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   7/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   7/3/2024

By (Signature and Title)*  /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date   7/8/2024

*	Print the name and title of each signing officer under his or her signature.